American Funds Insurance Series® - Target Date Series
American Funds® IS 2035 Target Date Fund
Investment portfolio
September 30, 2022
unaudited
Growth funds 29.36%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	239	$7
The Growth Fund of America, Class R-6	139	7
SMALLCAP World Fund, Inc., Class R-6[1]	98	6
New Perspective Fund, Class R-6	113	5
American Funds Global Insight Fund, Class R-6	259	4
The New Economy Fund, Class R-6[1]	47	2
New World Fund, Inc., Class R-6	16	1
Total growth funds (cost: $40,000)		32
Growth-and-income funds 32.11%
American Mutual Fund, Class R-6	169	8
Capital World Growth and Income Fund, Class R-6	165	8
Fundamental Investors, Class R-6	125	7
Washington Mutual Investors Fund, Class R-6	125	6
The Investment Company of America, Class R-6	113	4
International Growth and Income Fund, Class R-6	77	2
Total growth-and-income funds (cost: $39,000)		35
Equity-income funds 7.34%
Capital Income Builder, Class R-6	67	4
The Income Fund of America, Class R-6	204	4
Total equity-income funds (cost: $9,000)		8
Balanced funds 12.84%
American Balanced Fund, Class R-6	326	9
American Funds Global Balanced Fund, Class R-6	184	5
Total balanced funds (cost: $17,000)		14
Fixed income funds 18.35%
U.S. Government Securities Fund, Class R-6	458	6
American Funds Inflation Linked Bond Fund, Class R-6	472	4
American Funds Mortgage Fund, Class R-6	346	3
American Funds Multi-Sector Income Fund, Class R-6	329	3
Intermediate Bond Fund of America, Class R-6	153	2
American Funds Insurance Series — Target Date Series — Page 1 of 15

unaudited
Fixed income funds (continued)	Shares	Value (000)
American Funds Strategic Bond Fund, Class R-6	127	$1
Capital World Bond Fund, Class R-6	79	1
Total fixed income funds (cost: $23,000)		20
Total investment securities 100.00% (cost: $128,000)		109
Other assets less liabilities 0.00%		—[2]
Net assets 100.00%		$109
Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 29.36%
AMCAP Fund, Class R-6[1]	$10	$1	$—[2]	$—[2]	$(4)	$7	$—	$—[2]
The Growth Fund of America, Class R-6	10	—[2]	—[2]	—[2]	(3)	7	—	—
SMALLCAP World Fund, Inc., Class R-6[1]	7	2	—[2]	—[2]	(3)	6	—	—
New Perspective Fund, Class R-6	8	—[2]	1	—[2]	(2)	5	—	—
American Funds Global Insight Fund, Class R-6	5	—[2]	—[2]	—[2]	(1)	4	—	—
The New Economy Fund, Class R-6[1]	4	—	1	—[2]	(1)	2	—	—
New World Fund, Inc., Class R-6	2	—	1	—[2]	—[2]	1	—	—
						32
Growth-and-income funds 32.11%
American Mutual Fund, Class R-6	10	—[2]	1	—[2]	(1)	8	—[2]	—
Capital World Growth and Income Fund, Class R-6	10	1	—	—	(3)	8	—[2]	—
Fundamental Investors, Class R-6	10	—[2]	1	—[2]	(2)	7	—[2]	—[2]
Washington Mutual Investors Fund, Class R-6	8	1	1	—[2]	(2)	6	—[2]	—[2]
The Investment Company of America, Class R-6	6	—[2]	1	—[2]	(1)	4	—[2]	—[2]
International Growth and Income Fund, Class R-6	3	—[2]	—[2]	—[2]	(1)	2	—[2]	—
						35
Equity-income funds 7.34%
Capital Income Builder, Class R-6	5	—[2]	—[2]	—[2]	(1)	4	—[2]	—
The Income Fund of America, Class R-6	6	—[2]	1	—[2]	(1)	4	—[2]	—
						8
Balanced funds 12.84%
American Balanced Fund, Class R-6	11	1	1	—[2]	(2)	9	—[2]	—[2]
American Funds Global Balanced Fund, Class R-6	7	—[2]	—[2]	—[2]	(2)	5	—[2]	—
						14
Fixed income funds 18.35%
U.S. Government Securities Fund, Class R-6	10	1	3	(1)	(1)	6	—[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	4	1	—[2]	—[2]	(1)	4	—	—
American Funds Mortgage Fund, Class R-6	2	1	—[2]	—[2]	—[2]	3	—[2]	—
American Funds Multi-Sector Income Fund, Class R-6	—	3	—[2]	—[2]	—[2]	3	—[2]	—
Intermediate Bond Fund of America, Class R-6	2	1	1	—[2]	—[2]	2	—[2]	—
American Funds Strategic Bond Fund, Class R-6	—	1	—	—	—[2]	1	—[2]	—
Capital World Bond Fund, Class R-6	2	1	2	—[2]	—[2]	1	—[2]	—
						20
Total 100.00%				$(1)	$(32)	$109	$—[2]	$—[2]
American Funds Insurance Series — Target Date Series — Page 2 of 15

unaudited
[1]	Fund did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 3 of 15

American Funds® IS 2030 Target Date Fund
Investment portfolio
September 30, 2022
unaudited
Growth funds 19.39%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	595	$17
The Growth Fund of America, Class R-6	282	14
American Funds Global Insight Fund, Class R-6	603	10
SMALLCAP World Fund, Inc., Class R-6[1]	157	9
New Perspective Fund, Class R-6	155	7
Total growth funds (cost: $73,000)		57
Growth-and-income funds 28.57%
American Mutual Fund, Class R-6	453	20
Capital World Growth and Income Fund, Class R-6	443	20
Washington Mutual Investors Fund, Class R-6	307	15
Fundamental Investors, Class R-6	227	13
The Investment Company of America, Class R-6	261	10
International Growth and Income Fund, Class R-6	207	6
Total growth-and-income funds (cost: $96,000)		84
Equity-income funds 7.82%
The Income Fund of America, Class R-6	546	12
Capital Income Builder, Class R-6	203	11
Total equity-income funds (cost: $26,000)		23
Balanced funds 12.93%
American Balanced Fund, Class R-6	879	23
American Funds Global Balanced Fund, Class R-6	496	15
Total balanced funds (cost: $45,000)		38
Fixed income funds 31.29%
American Funds Inflation Linked Bond Fund, Class R-6	1,724	16
American Funds Mortgage Fund, Class R-6	1,698	15
U.S. Government Securities Fund, Class R-6	1,240	15
Intermediate Bond Fund of America, Class R-6	1,017	13
The Bond Fund of America, Class R-6	1,036	12
American Funds Multi-Sector Income Fund, Class R-6	1,050	9
American Funds Strategic Bond Fund, Class R-6	622	6
Capital World Bond Fund, Class R-6	386	6
Total fixed income funds (cost: $104,000)		92
Total investment securities 100.00% (cost: $344,000)		294
Other assets less liabilities 0.00%		—[2]
Net assets 100.00%		$294
American Funds Insurance Series — Target Date Series — Page 4 of 15

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19.39%
AMCAP Fund, Class R-6[1]	$17	$9	$1	$—[2]	$(8)	$17	$—	$1
The Growth Fund of America, Class R-6	14	6	1	—[2]	(5)	14	—	—
American Funds Global Insight Fund, Class R-6	10	4	1	—[2]	(3)	10	—	—
SMALLCAP World Fund, Inc., Class R-6[1]	9	4	1	—[2]	(3)	9	—	—
New Perspective Fund, Class R-6	7	3	—[2]	—[2]	(3)	7	—	—
						57
Growth-and-income funds 28.57%
American Mutual Fund, Class R-6	20	6	2	(1)	(3)	20	—[2]	—
Capital World Growth and Income Fund, Class R-6	19	8	1	—[2]	(6)	20	—[2]	—
Washington Mutual Investors Fund, Class R-6	14	5	—[2]	—[2]	(4)	15	—[2]	—[2]
Fundamental Investors, Class R-6	13	5	1	—[2]	(4)	13	—[2]	—[2]
The Investment Company of America, Class R-6	10	4	1	—[2]	(3)	10	—[2]	—[2]
International Growth and Income Fund, Class R-6	6	2	—[2]	—[2]	(2)	6	—[2]	—
						84
Equity-income funds 7.82%
Capital Income Builder, Class R-6	11	4	1	—[2]	(2)	12	—[2]	—
The Income Fund of America, Class R-6	11	3	1	—[2]	(2)	11	—[2]	—
						23
Balanced funds 12.93%
American Balanced Fund, Class R-6	22	7	1	—[2]	(5)	23	—[2]	—[2]
American Funds Global Balanced Fund, Class R-6	14	5	—[2]	—[2]	(4)	15	—[2]	—
						38
Fixed income funds 31.29%
American Funds Inflation Linked Bond Fund, Class R-6	12	6	—[2]	—[2]	(2)	16	—	—
American Funds Mortgage Fund, Class R-6	14	4	1	—[2]	(2)	15	—[2]	—
U.S. Government Securities Fund, Class R-6	18	6	6	(1)	(2)	15	—[2]	—
Intermediate Bond Fund of America, Class R-6	16	6	8	—[2]	(1)	13	—[2]	—
The Bond Fund of America, Class R-6	6	7	—	—	(1)	12	—[2]	—[2]
American Funds Multi-Sector Income Fund, Class R-6	—	9	—	—	—[2]	9	—[2]	—
American Funds Strategic Bond Fund, Class R-6	—	6	—	—	—[2]	6	—[2]	—
Capital World Bond Fund, Class R-6	14	5	10	(3)	—[2]	6	—[2]	—
						92
Total 100.00%				$(5)	$(65)	$294	$—[2]	$1
[1]	Fund did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 5 of 15

American Funds® IS 2025 Target Date Fund
Investment portfolio
September 30, 2022
unaudited
Growth funds 10.71%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	1,860	$54
American Funds Global Insight Fund, Class R-6	2,270	37
The Growth Fund of America, Class R-6	456	23
SMALLCAP World Fund, Inc., Class R-6[1]	211	12
New Perspective Fund, Class R-6	247	11
Total growth funds (cost: $173,000)		137
Growth-and-income funds 24.94%
American Mutual Fund, Class R-6	1,810	81
Capital World Growth and Income Fund, Class R-6	1,764	81
Washington Mutual Investors Fund, Class R-6	1,332	63
Fundamental Investors, Class R-6	679	38
The Investment Company of America, Class R-6	983	38
International Growth and Income Fund, Class R-6	650	18
Total growth-and-income funds (cost: $363,000)		319
Equity-income funds 10.71%
The Income Fund of America, Class R-6	3,675	79
Capital Income Builder, Class R-6	1,006	58
Total equity-income funds (cost: $152,000)		137
Balanced funds 12.43%
American Balanced Fund, Class R-6	3,811	102
American Funds Global Balanced Fund, Class R-6	1,913	57
Total balanced funds (cost: $186,000)		159
Fixed income funds 41.29%
The Bond Fund of America, Class R-6	8,802	99
American Funds Inflation Linked Bond Fund, Class R-6	9,553	91
Intermediate Bond Fund of America, Class R-6	5,964	73
American Funds Mortgage Fund, Class R-6	8,161	72
U.S. Government Securities Fund, Class R-6	5,367	65
American Funds Multi-Sector Income Fund, Class R-6	5,381	47
American Funds Strategic Bond Fund, Class R-6	3,434	33
American Funds Insurance Series — Target Date Series — Page 6 of 15

unaudited
Fixed income funds (continued)	Shares	Value (000)
Capital World Bond Fund, Class R-6	1,673	$26
American High-Income Trust, Class R-6	2,497	22
Total fixed income funds (cost: $600,000)		528
Total investment securities 100.08% (cost: $1,474,000)		1,280
Other assets less liabilities (0.08)%		(1)
Net assets 100.00%		$1,279
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.71%
AMCAP Fund, Class R-6[1]	$57	$29	$6	$(2)	$(24)	$54	$—	$4
American Funds Global Insight Fund, Class R-6	35	15	2	—[3]	(11)	37	—	—
The Growth Fund of America, Class R-6	29	10	6	(2)	(8)	23	—	—
SMALLCAP World Fund, Inc., Class R-6[1]	14	5	3	—[3]	(4)	12	—	—
New Perspective Fund, Class R-6	15	4	3	(1)	(4)	11	—	—
						137
Growth-and-income funds 24.94%
American Mutual Fund, Class R-6	77	29	10	(1)	(14)	81	1	—
Capital World Growth and Income Fund, Class R-6	77	37	7	(1)	(25)	81	1	—
Washington Mutual Investors Fund, Class R-6	59	24	4	—[3]	(16)	63	1	2
Fundamental Investors, Class R-6	36	16	3	—[3]	(11)	38	—[3]	1
The Investment Company of America, Class R-6	36	15	2	—[3]	(11)	38	1	1
International Growth and Income Fund, Class R-6	19	8	2	(1)	(6)	18	1	—
						319
Equity-income funds 10.71%
The Income Fund of America, Class R-6	64	31	2	—[3]	(14)	79	2	—
Capital Income Builder, Class R-6	51	20	2	—[3]	(11)	58	1	—
						137
Balanced funds 12.43%
American Balanced Fund, Class R-6	94	36	6	—[3]	(22)	102	1	1
American Funds Global Balanced Fund, Class R-6	53	21	2	—[3]	(15)	57	1	—
						159
Fixed income funds 41.29%
The Bond Fund of America, Class R-6	68	46	—	—	(15)	99	2	—[3]
American Funds Inflation Linked Bond Fund, Class R-6	64	40	—[3]	—[3]	(13)	91	—	—
Intermediate Bond Fund of America, Class R-6	100	40	56	(5)	(6)	73	2	—
American Funds Mortgage Fund, Class R-6	60	25	3	—[3]	(10)	72	1	—
U.S. Government Securities Fund, Class R-6	63	24	11	(2)	(9)	65	2	—
American Funds Multi-Sector Income Fund, Class R-6	—	49	—	—	(2)	47	1	—
American Funds Strategic Bond Fund, Class R-6	—	35	—	—	(2)	33	—[3]	—
Capital World Bond Fund, Class R-6	54	27	42	(10)	(3)	26	1	—
American High-Income Trust, Class R-6	20	16	10	(1)	(3)	22	1	—
						528
Total 100.08%				$(26)	$(259)	$1,280	$20	$9
American Funds Insurance Series — Target Date Series — Page 7 of 15

unaudited
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 8 of 15

American Funds® IS 2020 Target Date Fund
Investment portfolio
September 30, 2022
unaudited
Growth funds 4.16%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,497	$57
AMCAP Fund, Class R-6[1]	1,505	44
Total growth funds (cost: $135,000)		101
Growth-and-income funds 22.22%
American Mutual Fund, Class R-6	3,165	143
Capital World Growth and Income Fund, Class R-6	2,791	128
Washington Mutual Investors Fund, Class R-6	2,489	118
Fundamental Investors, Class R-6	1,261	70
The Investment Company of America, Class R-6	1,831	70
International Growth and Income Fund, Class R-6	387	11
Total growth-and-income funds (cost: $630,000)		540
Equity-income funds 15.68%
The Income Fund of America, Class R-6	11,468	247
Capital Income Builder, Class R-6	2,338	134
Total equity-income funds (cost: $429,000)		381
Balanced funds 11.93%
American Balanced Fund, Class R-6	7,231	194
American Funds Global Balanced Fund, Class R-6	3,245	96
Total balanced funds (cost: $353,000)		290
Fixed income funds 46.09%
The Bond Fund of America, Class R-6	17,827	200
American Funds Inflation Linked Bond Fund, Class R-6	20,426	194
Intermediate Bond Fund of America, Class R-6	12,266	151
American Funds Mortgage Fund, Class R-6	16,915	150
U.S. Government Securities Fund, Class R-6	10,286	125
American Funds Multi-Sector Income Fund, Class R-6	11,510	101
American High-Income Trust, Class R-6	8,559	76
American Funds Strategic Bond Fund, Class R-6	7,745	74
Capital World Bond Fund, Class R-6	3,202	49
Total fixed income funds (cost: $1,291,000)		1,120
Total investment securities 100.08% (cost: $2,838,000)		2,432
Other assets less liabilities (0.08)%		(2)
Net assets 100.00%		$2,430
American Funds Insurance Series — Target Date Series — Page 9 of 15

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4.16%
American Funds Global Insight Fund, Class R-6	$78	$2	$4	$—[3]	$(19)	$57	$—	$—
AMCAP Fund, Class R-6[1]	66	6	3	(1)	(24)	44	—	3
						101
Growth-and-income funds 22.22%
American Mutual Fund, Class R-6	179	5	16	—[3]	(25)	143	2	—
Capital World Growth and Income Fund, Class R-6	167	14	6	(1)	(46)	128	2	—
Washington Mutual Investors Fund, Class R-6	149	10	10	—[3]	(31)	118	2	4
Fundamental Investors, Class R-6	89	9	3	(1)	(24)	70	1	1
The Investment Company of America, Class R-6	90	7	3	(1)	(23)	70	1	1
International Growth and Income Fund, Class R-6	18	—[3]	2	(1)	(4)	11	—[3]	—
						540
Equity-income funds 15.68%
The Income Fund of America, Class R-6	286	21	11	(1)	(48)	247	6	—
Capital Income Builder, Class R-6	161	5	3	—[3]	(29)	134	3	—
						381
Balanced funds 11.93%
American Balanced Fund, Class R-6	239	8	4	(1)	(48)	194	3	1
American Funds Global Balanced Fund, Class R-6	119	7	2	—[3]	(28)	96	1	—
						290
Fixed income funds 46.09%
The Bond Fund of America, Class R-6	239	10	10	(1)	(38)	200	5	—[3]
American Funds Inflation Linked Bond Fund, Class R-6	209	26	12	(1)	(28)	194	—	—
Intermediate Bond Fund of America, Class R-6	268	9	103	(8)	(15)	151	4	—
American Funds Mortgage Fund, Class R-6	179	5	12	(1)	(21)	150	2	—
U.S. Government Securities Fund, Class R-6	149	6	9	(1)	(20)	125	3	—
American Funds Multi-Sector Income Fund, Class R-6	—	107	1	—[3]	(5)	101	1	—
American High-Income Trust, Class R-6	149	7	58	(8)	(14)	76	5	—
American Funds Strategic Bond Fund, Class R-6	—	80	—	—	(6)	74	1	—
Capital World Bond Fund, Class R-6	149	4	74	(20)	(10)	49	2	—
						1,120
Total 100.08%				$(47)	$(506)	$2,432	$44	$10
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 10 of 15

American Funds® IS 2015 Target Date Fund
Investment portfolio
September 30, 2022
unaudited
Growth funds 1.34%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	11,989	$197
AMCAP Fund, Class R-6[1]	3,386	99
Total growth funds (cost: $389,000)		296
Growth-and-income funds 20.67%
American Mutual Fund, Class R-6	29,109	1,313
Capital World Growth and Income Fund, Class R-6	23,888	1,095
Washington Mutual Investors Fund, Class R-6	20,602	978
The Investment Company of America, Class R-6	17,063	655
Fundamental Investors, Class R-6	9,645	535
Total growth-and-income funds (cost: $4,944,000)		4,576
Equity-income funds 18.37%
The Income Fund of America, Class R-6	128,165	2,754
Capital Income Builder, Class R-6	22,866	1,312
Total equity-income funds (cost: $4,373,000)		4,066
Balanced funds 11.40%
American Balanced Fund, Class R-6	61,290	1,642
American Funds Global Balanced Fund, Class R-6	29,748	883
Total balanced funds (cost: $2,959,000)		2,525
Fixed income funds 48.30%
The Bond Fund of America, Class R-6	171,028	1,921
American Funds Inflation Linked Bond Fund, Class R-6	185,260	1,762
Intermediate Bond Fund of America, Class R-6	139,653	1,723
American Funds Mortgage Fund, Class R-6	151,672	1,347
American Funds Multi-Sector Income Fund, Class R-6	102,659	895
American Funds Strategic Bond Fund, Class R-6	82,541	789
American High-Income Trust, Class R-6	75,996	673
Short-Term Bond Fund of America, Class R-6	66,936	631
U.S. Government Securities Fund, Class R-6	41,500	505
Capital World Bond Fund, Class R-6	29,249	448
Total fixed income funds (cost: $12,057,000)		10,694
Total investment securities 100.08% (cost: $24,722,000)		22,157
Other assets less liabilities (0.08)%		(18)
Net assets 100.00%		$22,139
American Funds Insurance Series — Target Date Series — Page 11 of 15

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1.34%
American Funds Global Insight Fund, Class R-6	$231	$56	$29	$(2)	$(59)	$197	$—	$—
AMCAP Fund, Class R-6[1]	115	40	8	(1)	(47)	99	—	7
						296
Growth-and-income funds 20.67%
American Mutual Fund, Class R-6	1,150	441	74	—[3]	(204)	1,313	19	—
Capital World Growth and Income Fund, Class R-6	959	524	50	(8)	(330)	1,095	17	—
Washington Mutual Investors Fund, Class R-6	882	381	62	—[3]	(223)	978	13	26
The Investment Company of America, Class R-6	576	278	16	(2)	(181)	655	8	8
Fundamental Investors, Class R-6	499	213	16	(2)	(159)	535	6	10
						4,576
Equity-income funds 18.37%
The Income Fund of America, Class R-6	2,376	935	64	(3)	(490)	2,754	62	—
Capital Income Builder, Class R-6	1,148	449	26	—[3]	(259)	1,312	28	—
						4,066
Balanced funds 11.40%
American Balanced Fund, Class R-6	1,450	550	6	—[3]	(352)	1,642	20	9
American Funds Global Balanced Fund, Class R-6	763	344	5	(1)	(218)	883	12	—
						2,525
Fixed income funds 48.30%
The Bond Fund of America, Class R-6	1,532	734	37	(1)	(307)	1,921	38	2
American Funds Inflation Linked Bond Fund, Class R-6	1,344	748	97	(2)	(231)	1,762	—	—
Intermediate Bond Fund of America, Class R-6	2,106	735	893	(74)	(151)	1,723	38	—
American Funds Mortgage Fund, Class R-6	1,148	411	34	(2)	(176)	1,347	18	—
American Funds Multi-Sector Income Fund, Class R-6	—	940	1	—[3]	(44)	895	10	—
American Funds Strategic Bond Fund, Class R-6	—	846	—	—	(57)	789	5	—
American High-Income Trust, Class R-6	959	283	405	(49)	(115)	673	37	—
Short-Term Bond Fund of America, Class R-6	382	293	14	(1)	(29)	631	6	—
U.S. Government Securities Fund, Class R-6	574	109	96	(11)	(71)	505	12	—
Capital World Bond Fund, Class R-6	956	338	619	(154)	(73)	448	15	—
						10,694
Total 100.08%				$(313)	$(3,776)	$22,157	$364	$62
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Insurance Series — Target Date Series — Page 12 of 15

American Funds® IS 2010 Target Date Fund
Investment portfolio
September 30, 2022
unaudited
Growth-and-income funds 17.55%	Shares	Value (000)
American Mutual Fund, Class R-6	452,523	$20,409
Washington Mutual Investors Fund, Class R-6	314,427	14,923
Capital World Growth and Income Fund, Class R-6	317,326	14,546
The Investment Company of America, Class R-6	290,235	11,139
Fundamental Investors, Class R-6	95,946	5,328
Total growth-and-income funds (cost: $74,393,000)		66,345
Equity-income funds 22.06%
The Income Fund of America, Class R-6	2,747,527	59,044
Capital Income Builder, Class R-6	424,060	24,333
Total equity-income funds (cost: $93,130,000)		83,377
Balanced funds 9.72%
American Balanced Fund, Class R-6	970,119	25,989
American Funds Global Balanced Fund, Class R-6	361,739	10,740
Total balanced funds (cost: $43,575,000)		36,729
Fixed income funds 50.76%
Intermediate Bond Fund of America, Class R-6	3,170,691	39,126
The Bond Fund of America, Class R-6	3,269,407	36,715
American Funds Inflation Linked Bond Fund, Class R-6	2,948,227	28,038
Short-Term Bond Fund of America, Class R-6	2,754,675	25,949
American Funds Mortgage Fund, Class R-6	2,832,614	25,154
American Funds Strategic Bond Fund, Class R-6	1,589,800	15,198
American Funds Multi-Sector Income Fund, Class R-6	1,511,444	13,180
American High-Income Trust, Class R-6	581,113	5,149
Capital World Bond Fund, Class R-6	221,429	3,390
Total fixed income funds (cost: $213,806,000)		191,899
Total investment securities 100.09% (cost: $424,904,000)		378,350
Other assets less liabilities (0.09)%		(323)
Net assets 100.00%		$378,027
American Funds Insurance Series — Target Date Series — Page 13 of 15

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17.55%
American Mutual Fund, Class R-6	$17,676	$6,933	$944	$(11)	$(3,245)	$20,409	$304	$—
Washington Mutual Investors Fund, Class R-6	12,626	6,153	387	(24)	(3,445)	14,923	205	428
Capital World Growth and Income Fund, Class R-6	13,257	7,138	1,208	(112)	(4,529)	14,546	250	—
The Investment Company of America, Class R-6	9,469	5,478	652	(103)	(3,053)	11,139	145	150
Fundamental Investors, Class R-6	5,050	2,270	348	(50)	(1,594)	5,328	58	107
						66,345
Equity-income funds 22.06%
The Income Fund of America, Class R-6	47,346	23,118	784	(43)	(10,593)	59,044	1,328	—
Capital Income Builder, Class R-6	20,201	9,178	211	(14)	(4,821)	24,333	533	—
						83,377
Balanced funds 9.72%
American Balanced Fund, Class R-6	22,095	9,676	145	(20)	(5,617)	25,989	323	157
American Funds Global Balanced Fund, Class R-6	10,100	3,663	202	(30)	(2,791)	10,740	154	—
						36,729
Fixed income funds 50.76%
Intermediate Bond Fund of America, Class R-6	49,239	18,585	23,410	(2,024)	(3,264)	39,126	921	—
The Bond Fund of America, Class R-6	27,776	14,832	—	—	(5,893)	36,715	744	43
American Funds Inflation Linked Bond Fund, Class R-6	19,570	12,260	131	(8)	(3,653)	28,038	—	—
Short-Term Bond Fund of America, Class R-6	22,095	9,109	3,796	(194)	(1,265)	25,949	309	—
American Funds Mortgage Fund, Class R-6	20,201	8,250	—	—	(3,297)	25,154	348	—
American Funds Strategic Bond Fund, Class R-6	—	16,329	—	—	(1,131)	15,198	102	—
American Funds Multi-Sector Income Fund, Class R-6	—	13,862	—	—	(682)	13,180	146	—
American High-Income Trust, Class R-6	9,469	1,678	4,528	(556)	(914)	5,149	330	—
Capital World Bond Fund, Class R-6	9,469	1,994	6,044	(1,475)	(554)	3,390	131	—
						191,899
Total 100.09%				$(4,664)	$(60,341)	$378,350	$6,331	$885
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Target Date Series — Page 14 of 15

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At September 30, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
INGEFP3-988-1122O-S89737	American Funds Insurance Series — Target Date Series — Page 15 of 15